INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Schedule (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible assets, net
Intangible assets, gross				¥ 1,897,486	¥ 422,975
Less: Accumulated amortization				(91,103)	(80,281)
Total			$ 266,456	1,806,383	342,694
Unfavorable lease
Unfavorable lease agreements				3,924	3,924
Less: Accumulated amortization				(3,167)	(3,102)
Unfavorable lease agreements, net				757	822
Amortization expense of intangible assets	¥ 10,776	¥ 8,575
Manachised & Franchise hotel agreements
Intangible assets, net
Intangible assets, gross				74,000	11,000
Non-compete agreement
Intangible assets, net
Intangible assets, gross				400	400
Favorable lease agreements
Intangible assets, net
Intangible assets, gross				239,569	135,874
Purchased software
Intangible assets, net
Intangible assets, gross				57,218	55,101
Brand name
Intangible assets, net
Intangible assets, gross				1,334,299	28,600
Master brand agreement
Intangible assets, net
Intangible assets, gross				¥ 192,000	¥ 192,000